Financial assets and liabilities	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets and liabilities

21. Financial assets and liabilities

a) Classification

The Company classifies its financial instruments in accordance with the purpose for which they were acquired, and determines the classification and initial recognition according to the following categories:

		December 31, 2023				December 31, 2022
Financial assets	Notes	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total	Amortized cost	At fair value through OCI	At fair value through profit or loss	Total
Current
Cash and cash equivalents	23	3,609	-	-	3,609	4,736	-	-	4,736
Short-term investments	23	-	-	51	51	-	-	61	61
Derivative financial instruments	20	-	-	271	271	-	-	342	342
Accounts receivable	11	362	-	3,835	4,197	538	-	3,781	4,319
		3,971	-	4,157	8,128	5,274	-	4,184	9,458
Non-current
Judicial deposits	28(d)	798	-	-	798	1,215	-	-	1,215
Restricted cash	14	4	-	-	4	77	-	-	77
Derivative financial instruments	20	-	-	544	544	-	-	196	196
Investments in equity securities	14	-	45	-	45	-	7	-	7
		802	45	544	1,391	1,292	7	196	1,495
Total of financial assets		4,773	45	4,701	9,519	6,566	7	4,380	10,953

Financial liabilities
Current
Suppliers and contractors	13	5,272	-	-	5,272	4,461	-	-	4,461
Derivative financial instruments	20	-	-	36	36	-	-	90	90
Loans and borrowings	23	824	-	-	824	307	-	-	307
Leases	24	197	-	-	197	182	-	-	182
Liabilities related to the concession grant	14(a)	591	-	-	591	416	-	-	416
Other financial liabilities - Related parties	31	290	-	-	290	400	-	-	400
Contract liability and financial liabilities	14	759	-	-	759	766	-	-	766
		7,933	-	36	7,969	6,532	-	90	6,622
Non-current
Derivative financial instruments	20	-	-	95	95	-	-	186	186
Loans and borrowings	23	11,647	-	-	11,647	10,874	-	-	10,874
Leases	24	1,255	-	-	1,255	1,349	-	-	1,349
Participative shareholders' debentures	22	-	-	2,874	2,874	-	-	2,725	2,725
Liabilities related to the concession grant	14(a)	3,278	-	-	3,278	2,554	-	-	2,554
Financial guarantees	32	-	-	-	-	-	-	103	103
		16,180	-	2,969	19,149	14,777	-	3,014	17,791
Total of financial liabilities		24,113	-	3,005	27,118	21,309	-	3,104	24,413

b) Hierarchy of fair value

		December 31, 2023				December 31, 2022
	Notes	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	23	51	-	-	51	61	-	-	61
Derivative financial instruments	20	-	815	-	815	-	538	-	538
Accounts receivable	11	-	3,835	-	3,835	-	3,781	-	3,781
Investments in equity securities	14	-	45	-	45	-	7	-	7
		51	4,695	-	4,746	61	4,326	-	4,387

Financial liabilities
Derivative financial instruments	20	-	131	-	131	-	276	-	276
Participative shareholders' debentures	22	-	2,874	-	2,874	-	2,725	-	2,725
Financial guarantees	32	-	-	-	-	-	103	-	103
		-	3,005	-	3,005	-	3,104	-	3,104

There were no transfers between levels 1, 2 and 3 of the fair value hierarchy during the period presented.

c) Fair value of loans and borrowings

Loans and borrowings are recorded at their contractual values. To determine the market values of these financial instruments traded in public markets, the closing market quotations on the balance sheet dates were used. The Company considers that for the other financial liabilities measured at amortized cost, their book values are close to their fair values and therefore information on their fair values is not being presented.

	December 31, 2023		December 31, 2022
	Carrying amount	Fair value	Carrying amount	Fair value
Quoted in the secondary market:
Bonds	7,253	7,404	6,256	6,253
Debentures	221	213	240	225
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	250	250	280	278
R$, with fixed interest	-	-	2	2
Basket of currencies and bonds in US$ indexed to SOFR	153	168	-	-
Debt contracts in the international market in:
US$, with variable and fixed interest	4,504	4,950	4,304	4,391
Other currencies, with variable interest	9	9	9	9
Other currencies, with fixed interest	81	85	90	91
	12,471	13,079	11,181	11,249

Accounting policy

Classification and measurement - The Company classifies financial instruments based on its business model for managing the assets and the contractual cash flow characteristics of those assets. The business model test determines the classification based on the business purpose for holding the asset and whether the contractual cash flows represent only payments of principal and interest.

Financial instruments are measured at fair value through profit or loss (“FVTPL”) unless certain conditions are met that permit measurement at fair value through other comprehensive income (“FVOCI”) or amortized cost. Gains and losses recorded in other comprehensive income for debt instruments are recognized in profit or loss only on disposal.

Investments in equity instruments are measured at FVTPL unless they are eligible to be measured at FVOCI, whose gains and losses are never recycled to profit or loss.

All financial liabilities are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Excepts for Participative shareholders’ debentures and Derivative financial instruments that are measured at FVTPL.

Fair value hierarchy - The Company classifies financial instruments within the fair value hierarchy as:

Level 1: The fair value of financial instruments traded in active markets (e.g. derivatives and publicly traded shares) is based on quoted market prices at the end of the financial statements period.

Level 2: The fair value of financial instruments that are not traded in an active market (e.g. over the counter derivatives) is determined using valuation techniques that maximize the use of observable market data. If all significant data required for the fair value of an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant data are not based on observable market data, the instrument is included in level 3. The fair value of derivatives classified as level 3 is estimated using discounted cash flows and option valuation models with unobservable inputs of discount rates, stock prices and commodity prices.